DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

December 5, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS CROCI® International Fund (the “Fund”), a series of Deutsche DWS International Fund, Inc. (the “Corporation”) (Reg. Nos. 002-14400; 811-00642)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 192 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on November 28, 2022.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

Very truly yours,

/s/Caroline Pearson

Caroline Pearson

Senior Team Lead Legal

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.